Income Taxes (Details 3) - Deferred Tax Liabilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Intangible assets	$ 7,492	$ 9,792
Right-of-use assets	708
Property and equipment	9
Digital assets and derivatives		3,660
Equity investments		287
Deferred cost		380
Net deferred income tax liabilities	$ 8,209	$ 14,119